Revenue Recognition (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue Recognition [Abstract]
Contract liabilities	$ 3,768	$ 5,564
Recognized revenues	1,583
Provision for returns	$ 1,749	$ 2,178